Aug. 09, 2018
Hartford Real Total Return Fund
HARTFORD REAL TOTAL RETURN FUND

AUGUST 9, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD REAL TOTAL RETURN FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2018

AND

HARTFORD ALTERNATIVE FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JULY 31, 2018

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Statutory Prospectus.

On August 8, 2018, the Board of Directors (“Board”) of The Hartford Mutual Funds, Inc. (the “Company”) approved a Plan of Liquidation for the Hartford Real Total Return Fund (the “Fund”) pursuant to which the Fund will be liquidated (the “Liquidation”) on or about October 12, 2018 (the “Liquidation Date”).  The Board determined that the Liquidation is in the best interests of the Fund. If you are invested in the Fund through a qualified account, such as an individual retirement account (“IRA”), important information applies to you and is provided below.

SUSPENSION OF SALES . Effective after market close on or about September 7, 2018, the Fund will no longer sell shares to new investors. The Fund will remain open to existing retirement plans and current shareholders until shortly before the Liquidation Date. Orders for the purchase of shares of the Fund may, in the Fund’s discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of the Fund. In addition, we expect to close the Fund to automatic investments approximately two weeks before the Liquidation Date.

LIQUIDATION OF ASSETS . To prepare for the Liquidation, it is anticipated that the Fund will depart from its stated investment objective and policies as it prepares to distribute its assets to investors. It is anticipated that the Fund’s sub-adviser will increase the portion of the Fund’s assets held in cash and similar investments and reduce maturities of non-cash investments in order to prepare for orderly liquidation and to meet anticipated redemption requests. As a result, the Fund’s portfolio may consist of all or substantially all cash or cash equivalents prior to the Liquidation Date, which may adversely affect the Fund’s performance. The impending liquidation of the Fund may result in large redemptions, which could adversely affect the Fund’s expense ratio, although existing expense limitations are expected to be maintained. Affiliates of the Fund, which hold a majority of the Fund's shares, may redeem some or all of their holdings prior to the Liquidation Date.

In connection with the Liquidation, any shares of the Fund outstanding on the Liquidation Date will automatically be redeemed by the Fund as of the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund have been paid or provided for. The distribution to shareholders of the Liquidation proceeds will occur on the Liquidation Date, and will be made to all shareholders of record as of the close of business on the business day preceding the Liquidation Date, other than as disclosed below. The Fund’s investment manager, Hartford Funds Management Company, LLC (“HFMC”), will bear all expenses associated with the Liquidation to the extent such expenses exceed the amount of the Fund’s normal and customary fees and operating expenses. However, the Fund and its shareholders will bear transaction costs associated with the sale of the Fund’s holdings prior to Liquidation.

OTHER ALTERNATIVES . At any time prior to the Liquidation Date, shareholders of the Fund may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth in the Prospectus. Shareholders may exchange their Fund shares for shares of the same class of another Hartford Fund.  For example, Class A shareholders may exchange their Class A shares of the Fund for Class A shares of another Hartford Fund prior to the Liquidation Date, at net asset value without incurring an additional front-end sales charge. In addition, any contingent deferred sales charge that would otherwise be applicable to redemptions of Class A or Class C shares will be waived. Before exchanging shares, you should carefully read the Prospectus section entitled “Exchanging Shares.”

U.S. FEDERAL INCOME TAX MATTERS . The Liquidation of the Fund will be a realization event for shareholders holding shares through taxable accounts, meaning that if you receive an amount in liquidation of the Fund in excess of your tax basis, you will realize a capital gain, and if you receive an amount in liquidation of the Fund less than your tax basis, you will realize a capital loss. Prior to the Liquidation Date, the Fund may make distributions of income and capital gains, which may be taxable. If you have questions, you should consult your tax adviser for information regarding all tax consequences applicable to your investment in the Fund.

FINANCIAL INTERMEDIARY . If you are invested in the Fund through a financial intermediary, please contact that financial intermediary if you have any questions. If you are invested through a qualified account (such as an IRA), you must work with the financial intermediary to direct your investment in order to avoid possible tax penalties.

IMPORTANT INFORMATION IF YOU ARE INVESTED IN THE FUND THROUGH A QUALIFIED ACCOUNT AND YOU OPENED YOUR ACCOUNT DIRECTLY WITH HARTFORD FUNDS .

Traditional IRA, Roth IRA, SIMPLE, SEP AND 403 Plans (“Qualified Account”) .

We encourage shareholders invested in the Fund through Qualified Accounts to provide instructions for the exchange or reinvestment of Fund shares prior to the Liquidation Date. If a Qualified Account shareholder does not provide these instructions, Fund shares held on the Liquidation Date in the Fund will be exchanged for shares of The Hartford Short Duration Fund (“Short Duration Fund”) consistent with the direction disclosed in the shareholder’s Qualified Account custodial agreement. The Short Duration Fund has a different investment objective, principal strategies and principal risks than the Fund. For retirement accounts and plans record kept outside of Hartford Funds, prior to the Fund liquidation, each plan administrator will be notified that the Fund will be liquidated on or about October 12, 2018. It is the responsibility of those plan administrators to determine the course of action prior to and after the liquidation takes place.

For more information, shareholders are urged to request a copy of the Prospectus of the Short Duration Fund by calling 1-888-843-7824 or by visiting www.hartfordfunds.com/prospectuses.html. You can also get this information at no cost by sending an e-mail request to orders@mysummaryprospectus.com. If you do not wish to be invested in the Short Duration Fund, you must contact the Fund at 1-888-843-7824 before October 12, 2018. Otherwise, you will be invested in the corresponding class of the Short Duration Fund (for example, Class A shares of the Fund will be exchanged into Class A shares of the Short Duration Fund) in order to avoid tax penalties that may be imposed on you by the Internal Revenue Code.

If we do not hear from you with directions before October 12, 2018, you will have been deemed to have directed the investment into the Short Duration Fund and consented to the strategy, fees and expenses, and risks associated with the Short Duration Fund. Thereafter, the Short Duration Fund’s Summary Prospectus will be mailed to you. HFMC does not provide investment advice or recommendations to you and does not serve as a fiduciary to you in its capacity as the Fund’s investment manager.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.